U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Macro Trends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund

China Region Fund

Near-Term Tax Free Fund

U.S. Government Securities Ultra-Short Bond Fund

Investor Class Shares

SUPPLEMENT DATED AUGUST 20, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2014

On August 14, 2014, the Board of Trustees of U.S. Global Investors Fund (the “Trust”) approved a contract between the Trust and SEI Investments Global Fund Services (“SEI”), 1 Freedom Valley Drive, Oaks, PA 19456, to replace Brown Brothers Harriman & Co. (“BBH”) as an administrator and fund accounting agent of the Trust. BBH will continue to serve as the Trust’s custodian.

In connection with this change, the Board of Trustees approved a revision to the Administrative Services Agreement between the Trust and U.S. Global Investors, Inc., reducing each fund’s base fee from $10,000 to $7,000.

The contract with SEI and the revised Administrative Services Agreement with USGI will be effective on or about November 1, 2014.

U.S. GLOBAL INVESTORS FUNDS

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund

Institutional Class Shares

SUPPLEMENT DATED AUGUST 20, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2014

On August 14, 2014, the Board of Trustees of U.S. Global Investors Fund (the “Trust”) approved a contract between the Trust and SEI Investments Global Fund Services (“SEI”), 1 Freedom Valley Drive, Oaks, PA 19456, to replace Brown Brothers Harriman & Co. (“BBH”) as an administrator and fund accounting agent of the Trust. BBH will continue to serve as the Trust’s custodian.

In connection with this change, the Board of Trustees approved a revision to the Administrative Services Agreement between the Trust and U.S. Global Investors, Inc. (“USGI”), reducing each fund’s base fee from $10,000 to $7,000.

The contract with SEI and the revised Administrative Services Agreement with USGI will be effective on or about November 1, 2014.